Prepaid Expenses and Other Current Assets	6 Months Ended
Jun. 30, 2025
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS

NOTE 5 — PREPAID EXPENSES AND OTHER CURRENT ASSETS

The prepaid expenses and other current assets consist of the following:

	December 31, 2024	June 30, 2025
	RMB	RMB
Tax recoverable	9,555,701	8,414,408
Prepaid consulting service fee	3,941,513	3,827,850
Deposits	1,414,787	1,083,400
Loan receivable due from a third party	1,000,000	1,892,657
Prepaid expense	109,837	—
Other receivables	909,966	2,645,555
	16,931,804	17,863,870